John Hancock Massachusetts Tax-Free Income Fund (the “fund”)
Supplement dated 7-12-11 to the current Class A, Class B and Class C shares Prospectus
The following revisions to the Prospectus become effective as of August 1, 2011.
In the “Fund summary — Fees and expenses” section, the “Annual fund operating expenses” table is amended and re-stated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management fee	0.50	0.50	0.50
Distribution and service (12b-1) fees	0.30	1.00	1.00
Other expenses[1]	0.21	0.21	0.21

Total annual fund operating expenses	1.01	1.71	1.71

Contractual expense reimbursement[2]	-0.15	-0.10	-0.10

Total annual fund operating expenses after expense reimbursements	0.86	1.61	1.61

1	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.

2	Reflects distributor’s contractual agreement to limit the Distribution and service (12b-1) fees on Class A, Class B and Class C shares to 0.15%, 0.90% and 0.90% of the average daily net assets of Class A, Class B and Class C shares, respectively, until at least September 30, 2012.
In the “Fund summary — Expense example” section, the following amends and restates the information presented regarding the cost of investing in the fund:

Expenses ($)	Class A		Class B		Class C
Shares	Sold	Kept	Sold	Kept	Sold	Kept
1 Year	534	534	664	164	264	164
3 Years	743	743	829	529	529	529
5 Years	969	969	1,119	919	919	919
10 Years	1,618	1,618	1,825	1,825	2,011	2,011
In the “Fund details — Who’s who” section, the following is added at the end of the “Additional information about fund expenses” sub-section:
The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 0.95%, 1.65% and 1.65% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses. This expense limitation shall remain in effect until September 30, 2011.
In the “Your account — Choosing a share class” section, the bullet points relating to the distribution and service (Rule 12b-1) fees for Class A, Class B and Class C shares are amended and re-stated as follows:
     Class A
•	Distribution and service (Rule 12b-1) fees of 0.30%, which are currently limited to 0.15%
     Class B
•	Distribution and service (Rule 12b-1) fees of 1.00%, which are currently limited to 0.90%
     Class C
•	Distribution and service (Rule 12b-1) fees of 1.00%, which are currently limited to 0.90%
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock New York Tax-Free Income Fund (the “fund”)
Supplement dated 7-12-11 to the current Class A, Class B and Class C shares Prospectus
The following revisions to the Prospectus become effective as of August 1, 2011.
In the “Fund summary — Fees and expenses” section, the “Annual fund operating expenses” table is amended and re-stated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B		Class C
Management fee	0.50	0.50		0.50
Distribution and service (12b-1) fees	0.30	1.00		1.00
Other expenses[1]	0.29	0.29		0.29

Total annual fund operating expenses	1.09	1.79		1.79

Contractual expense reimbursement[2]	-0.15	-0.15	[3]	-0.15	[3]

Total annual fund operating expenses after expense reimbursements	0.94	1.64		1.64

1	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.

2	Reflects distributor’s contractual agreement to limit the Distribution and service (12b-1) fees on Class A, Class B and Class C shares to 0.15%, 0.90% and 0.90% of the average daily net assets of Class A, Class B and Class C shares, respectively, until at least September 30, 2012.

3	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.64% for each of Class B and Class C shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses. These expense limitations shall remain in effect until September 30, 2011.
In the “Fund details — Who’s who” section, the following is added at the end of the “Additional information about fund expenses” sub-section:
The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 0.94% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses. This expense limitation shall remain in effect until September 30, 2011.
In the “Your account — Choosing a share class” section, the bullet points relating to the distribution and service (Rule 12b-1) fees for Class A, Class B and Class C shares are amended and re-stated as follows:
     Class A
•	Distribution and service (Rule 12b-1) fees of 0.30%, which are currently limited to 0.15%
     Class B
•	Distribution and service (Rule 12b-1) fees of 1.00%, which are currently limited to 0.90%
     Class C
•	Distribution and service (Rule 12b-1) fees of 1.00%, which are currently limited to 0.90%
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Massachusetts Tax-Free Income Fund (the “fund”)
Supplement dated 7-12-11 to the current Class A, Class B and Class C shares Summary Prospectus
The following revisions to the Summary Prospectus become effective as of August 1, 2011.
In the “Fund summary — Fees and expenses” section, the “Annual fund operating expenses” table is amended and re-stated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management fee	0.50	0.50	0.50
Distribution and service (12b-1) fees	0.30	1.00	1.00
Other expenses[1]	0.21	0.21	0.21

Total annual fund operating expenses	1.01	1.71	1.71

Contractual expense reimbursement[2]	-0.15	-0.10	-0.10

Total annual fund operating expenses after expense reimbursements	0.86	1.61	1.61

1	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.

2	Reflects distributor’s contractual agreement to limit the Distribution and service (12b-1) fees on Class A, Class B and Class C shares to 0.15%, 0.90% and 0.90% of the average daily net assets of Class A, Class B and Class C shares, respectively, until at least September 30, 2012.
In the “Fund summary — Expense example” section, the following amends and restates the information presented regarding the cost of investing in the fund:

Expenses ($)	Class A		Class B		Class C
Shares	Sold	Kept	Sold	Kept	Sold	Kept
1 Year	534	534	664	164	264	164
3 Years	743	743	829	529	529	529
5 Years	969	969	1,119	919	919	919
10 Years	1,618	1,618	1,825	1,825	2,011	2,011
You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference.

John Hancock New York Tax-Free Income Fund (the “fund”)
Supplement dated 7-12-11 to the current Class A, Class B and Class C shares Summary Prospectus
The following revisions to the Summary Prospectus become effective as of August 1, 2011.
In the “Fund summary — Fees and expenses” section, the “Annual fund operating expenses” table is amended and re-stated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B		Class C
Management fee	0.50	0.50		0.50
Distribution and service (12b-1) fees	0.30	1.00		1.00
Other expenses[1]	0.29	0.29		0.29

Total annual fund operating expenses	1.09	1.79		1.79

Contractual expense reimbursement[2]	-0.15	-0.15	[3]	-0.15	[3]

Total annual fund operating expenses after expense reimbursements	0.94	1.64		1.64

1	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.

2	Reflects distributor’s contractual agreement to limit the Distribution and service (12b-1) fees on Class A, Class B and Class C shares to 0.15%, 0.90% and 0.90% of the average daily net assets of Class A, Class B and Class C shares, respectively, until at least September 30, 2012.

3	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.64% for each of Class B and Class C shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses. These expense limitations shall remain in effect until September 30, 2011.
You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference.

Supplement dated 7-12-11 to the current Statement of Additional Information (“SAI”) for
John Hancock Massachusetts Tax-Free Income Fund and
John Hancock New York Tax-Free Income Fund
The following revisions to the SAI become effective as of August 1, 2011.
In the “Distribution Contracts” section, the following statement modifies the discussion of the Funds’ Rule 12b-1 fees:
John Hancock Funds, LLC, the Funds’ principal distributor, has contractually agreed to limit the Rule 12b-1 fee on Class A, Class B and Class C shares of each Fund to 0.15%, 0.90% and 0.90% of the average daily net assets of the Fund’s Class A, Class B and Class C shares, respectively, until at least September 30, 2012.
In the “Sales Compensation” section, the “Annual Compensation” sub-section is amended and re-stated as follows:
Annual compensation For Class A, Class B and Class C shares of each Fund, beginning in the second year after an investment is made; the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net (aged) assets, except that the annual 12b-1 service fee payable to Selling Firms for Class A, Class B and Class C shares of each Fund is limited to 0.15% of the average daily net (aged) assets of the Fund’s Class A, Class B and Class C shares, as the case may be, through at least September 30, 2012. In addition, beginning in the second year after an investment is made in Class C shares of a Fund; the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net (aged) assets. In certain cases, for Class A shares, 12b-1 fees are paid in the first year as a percentage of average daily net eligible assets. These service and distribution fees are paid monthly in arrears.
Also in the “Sales Compensation” section, the chart detailing first year sales compensation is amended and re-stated as follows:
First Year Broker or Other Selling Firm Compensation

	Investor pays			Total Selling
	sales charge	Selling Firm	Selling Firm	Firm
	(% of offering	receives	receives 12b-1	Compensation
	price) (1)	commission (2)	service fee (3)	(4)(5)
Class A investments

Up to $99,999	4.50%	3.76%	0.15%	3.90%
$100,000 - $249,999	3.75%	3.01%	0.15%	3.15%
$250,000 - $499,999	3.00%	2.26%	0.15%	2.40%
$500,000 - $999,999	2.00%	1.51%	0.15%	1.65%

Investments of Class A shares of $1 million or more

First $1M - $4,999,999	—	0.75%	0.15%	0.90%
Next $1 - $5M above that	—	0.25%	0.15%	0.40%
Next $1 or more above that	—	0.00%	0.15%	0.15%

1

	Investor pays			Total Selling
	sales charge	Selling Firm	Selling Firm	Firm
	(% of offering	receives	receives 12b-1	Compensation
	price) (1)	commission (2)	service fee (3)	(4)(5)
Class A investments

Investments of Class A shares by certain Retirement Plans (6)

First $1 - $4,999,999	—	0.75%	0.15%	0.90%
Next $1 - $5M above that	—	0.25%	0.15%	0.40%
Next $1 or more above that	—	0.00%	0.15%	0.15%

Class B investments

All amounts	—	3.75%	0.15%	3.90%
Class C investments

All amounts	—	0.75%	0.15%	0.90%

(1)	See “Initial Sales Charge on Class A Shares” for discussion on how to qualify for a reduced sales charge. John Hancock Funds may take recent redemptions into account in determining if an investment qualifies as a new investment.

(2)	For Class A investments under $1 million, a portion of the Selling Firm’s commission is paid out of the sales charge.

(3)	For Class A, B and C shares, the Selling Firm receives 12b-1 fees in the first year as a percentage of the amount invested and after the first year as a percentage of average daily net eligible assets. Monthly payments are made in arrears. In certain circumstances, 12b-1 fees are paid in the first year as a percentage of average daily net eligible assets. This compensation applies to the following: Selling Firms with a fee-based/WRAP program agreement with John Hancock Funds, LLC, certain retirement platforms with over 100 eligible employees at the inception of the Fund account or $1 million in plan assets, and Selling Firms that roll over assets from a terminated participant’s qualified plan, which is funded by certain John Hancock group annuity contracts, to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds. Monthly payments are made in arrears. The annual 12b-1 service fee payable to Selling Firms for Class A, Class B and Class C shares of each Fund is limited to 0.15% of the average daily net (aged) assets of the Fund’s Class A, Class B and Class C shares, as the case may be, through at least September 30, 2012.

(4)	Selling Firm commission and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(5)	Underwriter retains the balance.

(6)	Commissions (up to 0.90%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of $1 million or more, purchases by employer sponsored defined contribution retirement plans investing $1 million or more, or with 100 or more eligible employees at the time of purchase.
You should read this Supplement in conjunction with the SAI and retain it for future reference.

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